Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005476
Average Annual Return [Line Items]
Average Annual Return, Percent	25.19%	17.32%		16.26%
Without Sales Load [Member] | C000012105
Average Annual Return [Line Items]
Average Annual Return, Percent	24.88%	17.01%		15.96%
Without Sales Load [Member] | C000166319
Average Annual Return [Line Items]
Average Annual Return, Percent	25.37%	17.48%	17.16%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.94%